CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Total Stockholders Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Oct. 31, 2008	$ 2,573	$ 2,559	$ 6	$ 7,410	$ (7,470)	$ 2,791	$ (178)	$ 14
Balance (in shares) at Oct. 31, 2008			560,667		(210,822)
Components of comprehensive income:
Net income (loss)	(31)	(31)				(31)
Change in unrealized gain (loss) on investments	8	8					8
Change in unrealized gain (loss) on derivative instruments	1	1					1
Losses reclassified into earnings related to derivitive instruments	15	15					15
Change in foreign currency translation	157	157					157
Change in net defined benefit pension and post retirement plan costs:
Net gain (loss)	(287)	(287)					(287)
Net prior service credit (cost)	99	99					99
Total comprehensive income (loss)	(38)	(38)
Net income attributable to non-controlling interests	7							7
Distributions to non-controlling interests	(3)							(3)
Purchase of non-controlling interests	(10)							(10)
Share-based awards issued	71	71		71
Share-based awards issued (in shares)			5,400
Repurchase of common stock	(157)	(157)			(157)
Repurchase of common stock (in shares)					(9,097)
Share-based compensation	71	71		71
Balance at Oct. 31, 2009	2,514	2,506	6	7,552	(7,627)	2,760	(185)	8
Balance (in shares) at Oct. 31, 2009			566,067		(219,919)
Components of comprehensive income:
Net income (loss)	684	684				684
Change in unrealized gain (loss) on investments	1	1					1
Change in unrealized gain (loss) on derivative instruments	4	4					4
Losses reclassified into earnings related to derivitive instruments	(6)	(6)					(6)
Change in foreign currency translation	70	70					70
Change in net defined benefit pension and post retirement plan costs:
Net gain (loss)	53	53					53
Net prior service credit (cost)	(25)	(25)					(25)
Total comprehensive income (loss)	781	781
Share-based awards issued	288	288		288
Share-based awards issued (in shares)			12,760
Repurchase of common stock	(411)	(411)			(411)
Repurchase of common stock (in shares)					(12,764)
Share-based compensation	64	64		64
Balance at Oct. 31, 2010	3,236	3,228	6	7,904	(8,038)	3,444	(88)	8
Balance (in shares) at Oct. 31, 2010			578,827		(232,683)
Components of comprehensive income:
Net income (loss)	1,012	1,012				1,012
Change in unrealized gain (loss) on investments	(4)	(4)					(4)
Losses reclassified into earnings related to derivitive instruments	3	3					3
Change in foreign currency translation	94	94					94
Change in net defined benefit pension and post retirement plan costs:
Net gain (loss)	(38)	(38)					(38)
Net prior service credit (cost)	149	149					149
Total comprehensive income (loss)	1,216	1,216
Share-based awards issued	289	289		289
Share-based awards issued (in shares)			11,841
Repurchase of common stock	(497)	(497)			(497)
Repurchase of common stock (in shares)					(11,603)
Share-based compensation	72	72		72
Balance at Oct. 31, 2011	$ 4,316	$ 4,308	$ 6	$ 8,265	$ (8,535)	$ 4,456	$ 116	$ 8
Balance (in shares) at Oct. 31, 2011			590,668		(244,286)